Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	Cambria ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001529390
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 08, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jun. 08, 2020
Prospectus Date	rr_ProspectusDate	Sep. 01, 2019